CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash	¥ 1,994,683	$ 286,518		¥ 1,630,444		¥ 1,240,431
Prepayments and other current assets	2,582,577	370,964	¥ 1,685,408	1,904,846
Total current assets	9,688,449	1,391,659		7,829,747
Non-current assets:
Other non-current assets	262,129	37,652		45,531
Total non-current assets:	9,804,407	1,408,315		4,536,535
Total assets	19,492,856	2,799,974		12,366,282
Current liabilities:
Accrued liabilities and other payables	2,023,263	290,622	¥ 1,991,194	2,238,785
Non-current liabilities:
Convertible senior notes	1,360,208	195,382
Total liabilities	15,577,572	2,237,578		8,226,124
Shareholders' equity/(deficit):
Additional paid in capital	19,353,400	2,779,942		19,407,460
Accumulated deficit	(15,621,672)	(2,243,913)		(15,419,256)
Accumulated other comprehensive income	163,196	23,442		123,923
BEST Inc. shareholders' equity	3,920,912	563,204		4,138,115
Total liabilities and shareholders' equity	19,492,856	2,799,974		12,366,282
Reportable legal entities | Parent
Current assets:
Cash	9,933	1,427		5,350	$ 768	¥ 39,135	¥ 39,135	¥ 20,445
Prepayments and other current assets	5,511	792		5,405
Total current assets	15,444	2,219		10,755
Non-current assets:
Other non-current assets	5,909	849		3,811
Investments in subsidiaries and VIEs	5,343,503	767,546		4,322,463
Total non-current assets:	5,349,412	768,395		4,326,274
Total assets	5,364,856	770,614		4,337,029
Current liabilities:
Accrued liabilities and other payables	8,805	1,265		14,401
Non-current liabilities:
Long-term payable due to subsidiaries	74,931	10,763		184,513
Convertible senior notes	1,360,208	195,382
Total liabilities	1,443,944	207,410		198,914
Shareholders' equity/(deficit):
Additional paid in capital	19,353,400	2,779,942		19,407,460
Accumulated deficit	(15,621,672)	(2,243,913)		(15,419,256)
Accumulated other comprehensive income	163,196	23,442		123,923
BEST Inc. shareholders' equity	3,920,912	563,204		4,138,115
Total liabilities and shareholders' equity	5,364,856	770,614		4,337,029
Class A ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	¥ 16,532	$ 2,375		¥ 16,532
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01			$ 0.01
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053		1,858,134,053	1,858,134,053
Ordinary shares, issued shares	250,648,452	250,648,452		250,648,452	250,648,452
Ordinary shares, outstanding shares	250,648,452	250,648,452		250,648,452	250,648,452
Class A ordinary shares | Reportable legal entities | Parent
Shareholders' equity/(deficit):
Ordinary shares	¥ 16,532	$ 2,375		¥ 16,532
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01			$ 0.01
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053		1,858,134,053	1,858,134,053
Ordinary shares, issued shares	250,648,452	250,648,452		250,648,452	250,648,452
Ordinary shares, outstanding shares	250,648,452	250,648,452		250,648,452	250,648,452
Class B ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	¥ 6,178	$ 887		¥ 6,178
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01			$ 0.01
Ordinary shares, authorized shares	94,075,249	94,075,249		94,075,249	94,075,249
Ordinary shares, issued shares	94,075,249	94,075,249		94,075,249	94,075,249
Ordinary shares, outstanding shares	94,075,249	94,075,249		94,075,249	94,075,249
Class B ordinary shares | Reportable legal entities | Parent
Shareholders' equity/(deficit):
Ordinary shares	¥ 6,178	$ 887		¥ 6,178
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01			$ 0.01
Ordinary shares, authorized shares	94,075,249	94,075,249		94,075,249	94,075,249
Ordinary shares, issued shares	94,075,249	94,075,249		94,075,249	94,075,249
Ordinary shares, outstanding shares	94,075,249	94,075,249		94,075,249	94,075,249
Class C ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	¥ 3,278	$ 471		¥ 3,278
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01			$ 0.01
Ordinary shares, authorized shares	47,790,698	47,790,698		47,790,698	47,790,698
Ordinary shares, issued shares	47,790,698	47,790,698		47,790,698	47,790,698
Ordinary shares, outstanding shares	47,790,698	47,790,698		47,790,698	47,790,698
Class C ordinary shares | Reportable legal entities | Parent
Shareholders' equity/(deficit):
Ordinary shares	¥ 3,278	$ 471		¥ 3,278
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01			$ 0.01
Ordinary shares, authorized shares	47,790,698	47,790,698		47,790,698	47,790,698
Ordinary shares, issued shares	47,790,698	47,790,698		47,790,698	47,790,698
Ordinary shares, outstanding shares	47,790,698	47,790,698		47,790,698	47,790,698